Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3,605	$ 3,071
Total financial liabilities	5,536	4,896
Net financial assets and financial liabilities	(1,931)	(1,825)
Financial debts [member] | Senior notes due 2026, 2029, 2030, and 2049 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	2,726	1,979
Financial liabilities, at fair value	3,036	2,049
Financial liabilities - measured at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	5,372	4,637
Financial liabilities - measured at amortized cost or cost [member] | Financial debts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	162	245
Financial liabilities - measured at amortized cost or cost [member] | Current Lease liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	70	61
Financial liabilities - measured at amortized cost or cost [member] | Trade payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	876	833
Financial liabilities - measured at amortized cost or cost [member] | Current financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,108	1,139
Financial liabilities - measured at amortized cost or cost [member] | Financial debts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	3,949	3,218
Financial liabilities - measured at amortized cost or cost [member] | Non-current Lease liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	315	280
Financial liabilities - measured at amortized cost or cost [member] | Non-current financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,264	3,498
Financial liabilities - measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	164	259
Financial liabilities - measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	157	243
Financial liabilities - measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	7	16
Cash in current accounts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	262	392
Cash held in time deposits and money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,295	430
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,557	822
Financial assets - measured at fair value through other comprehensive income (FVOCI) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	28	31
Financial assets - measured at fair value through other comprehensive income (FVOCI) [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	28	31
Financial assets - measured at amortized costs [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,856	2,034
Financial assets - measured at amortized costs [member] | Trade receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,361	1,390
Financial assets - measured at amortized costs [member] | Income tax receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	21	17
Financial assets - measured at amortized costs [member] | Other current assets (excluding prepaid expenses and other current assets measured at FVPL) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	296	379
Financial assets - measured at amortized costs [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	117	136
Financial assets - measured at amortized costs [member] | Non-current minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	39	78
Financial assets - measured at amortized costs [member] | Long-term loans, advances, security deposits and warrant options [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	22	34
Financial assets - measured at fair value through profit and loss (FVPL) [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	164	184
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	12	28
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	137	122
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	12	33
Financial assets - measured at fair value through profit and loss (FVPL) [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3	$ 1